CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 17,773	$ 17,773
Discount	$ 349,120	$ 290,693	$ 195,434
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	35,000,000	35,000,000	35,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Common stock, par alue	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	800,543,896	737,263,858	668,338,264
Common stock, shares outstanding	800,543,896	737,263,858	668,338,264